UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Alesco Advisors LLC

Address:   120 Office Park Way
           Pittsford, New York 14534


Form 13F File Number: 28-_________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey D. Bradley
Title:  Chief Compliance Officer
Phone:  (585) 586-0970

Signature,  Place,  and  Date  of  Signing:

/s/ Jeffrey D. Bradley             Pittsford, New York                2/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              63

Form 13F Information Table Value Total:  $      421,401
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
APPLE INC                    COM              037833100      295    1,400          OTHER                 1,400      0       -
CVS CAREMARK CORPORATION     COM              126650100      242    7,507          OTHER                 7,507      0       -
CISCO SYS INC                COM              17275r102      226    9,425          OTHER                 9,425      0       -
DIAMONDS TR                  UNIT SER 1       252787106   12,978  124,701          SOLE                121,351      0   3,350
DISNEY WALT CO               COM DISNEY       254687106      212    6,575          OTHER                 6,575      0       -
EXXON MOBIL CORP             COM              30231g102      335    4,917          OTHER                 4,917      0       -
FIRST NIAGARA FINL GP INC    COM              33582V108    8,836  635,244          OTHER                 2,607      0 632,637
GENERAL ELECTRIC CO          COM              369604103      242   16,005          OTHER                16,005      0       -
HOME PROPERTIES INC          COM              437306103      310    6,496          OTHER                 6,496      0       -
INTERNATIONAL BUSINESS MACHS COM              459200101      304    2,319          OTHER                 2,319      0       -
ISHARES COMEX GOLD TR        ISHARES          464285105    1,514   14,100          SOLE                 14,100      0       -
ISHARES TR INDEX             BARCLYS TIPS BD  464287176    8,175   78,686          SOLE                 73,411      0   5,275
ISHARES TR INDEX             S&P 500 INDEX    464287200   22,928  205,062          SOLE                201,662      0   3,400
ISHARES TR INDEX             MSCI EMERG MKT   464287234      490   11,809          SOLE                 11,809      0       -
ISHARES TR INDEX             IBOXX INV CPBD   464287242    1,758   16,880          SOLE                 16,880      0       -
ISHARES TR INDEX             S&P500 GRW       464287309    6,470  111,568          SOLE                110,268      0   1,300
ISHARES TR INDEX             S&P 500 VALUE    464287408    7,717  145,570          SOLE                144,545      0   1,025
ISHARES TR INDEX             BARCLYS 20+ YR   464287432      292    3,250          SOLE                  2,625      0     625
ISHARES TR INDEX             BARCLYS 1-3 YR   464287457    1,265   15,250          SOLE                 13,950      0   1,300
ISHARES TR INDEX             MSCI EAFE IDX    464287465   28,808  521,136          SOLE                508,411      0  12,725
ISHARES TR INDEX             S&P MIDCAP 400   464287507   60,011  828,770          SOLE                800,195      0  28,575
ISHARES TR INDEX             RUSSELL1000VAL   464287598      250    4,350          SOLE                  4,350      0       -
ISHARES TR INDEX             S&P MC 400 GRW   464287606    8,531  109,778          SOLE                108,678      0   1,100
ISHARES TR INDEX             RUSSELL1000GRW   464287614    1,397   28,030          SOLE                 28,030      0       -
ISHARES TR INDEX             RUSSELL 1000     464287622      840   13,700          SOLE                 13,700      0       -
ISHARES TR INDEX             S&P MIDCP VALU   464287705    8,402  127,422          SOLE                126,172      0   1,250
ISHARES TR INDEX             S&P SMLCAP 600   464287804   37,164  679,171          SOLE                664,671      0  14,500
ISHARES TR INDEX             S&P SMLCP VALU   464287879    5,899  101,038          SOLE                 99,613      0   1,425
ISHARES TR INDEX             S&P SMLCP GROW   464287887    6,881  120,422          SOLE                118,872      0   1,550
ISHARES TR                   S&P GTFIDX ETF   464288174      229    5,775          SOLE                  5,775      0       -
ISHARES TR                   S&P AMTFREE MUNI 464288323      516    4,965          SOLE                  4,165      0     800
ISHARES TR                   BARCLYS 1-3YR CR 464288646    1,128   10,850          SOLE                 10,850      0       -
ISHARES TR                   RSSL MCRCP IDX   464288869      941   24,110          SOLE                 24,110      0       -
ISHARES TR                   MSCI VAL IDX     464288877      415    8,245          SOLE                  7,945      0     300
ISHARES S&P GSCI COMMODITY I UNIT BEN INT     46428R107      905   28,450          SOLE                 28,450      0       -
JPMORGAN CHASE & CO          COM              46625h100      629   15,102          OTHER                15,102      0       -
JOHNSON & JOHNSON            COM              478160104      240    3,720          OTHER                 3,720      0       -
KIMBERLY CLARK CORP          COM              494368103      305    4,785          OTHER                 4,785      0       -
M&T BK CORP                  COM              55261f104      214    3,200          OTHER                 3,200      0       -
MICROSOFT CORP               COM              594918104      220    7,231          OTHER                 7,231      0       -
MIDCAP SPDR TR               UNIT SER 1       595635103      649    4,925          SOLE                  4,925      0       -
PAETEC HOLDING CORP          COM              695459107      115   27,722          OTHER                27,722      0       -
PAYCHEX INC                  COM              704326107    3,262  106,454          OTHER               106,454      0       -
PEPSICO INC                  COM              713448108      342    5,621          OTHER                 5,621      0       -
POWERSHARES DB CMDTY IDX TRA UNIT BEN INT     73935S105    3,119  126,700          SOLE                126,700      0       -
POWERSHARES DB G10 CURCY HAR COM UT BEN INT   73935Y102    2,499  106,150          SOLE                106,150      0       -
RYDEX ETF TRUST              S&P500 PUR VAL   78355W304      748   31,625          SOLE                 26,425      0   5,200
SPDR TR                      UNIT SER 1       78462f103  100,015  897,482          SOLE                868,782      0  28,700
SPDR INDEX SHS FDS           DJ INTL RL ETF   78463X863    8,264  236,869          SOLE                235,019      0   1,850
SPDR INDEX SHS FDS           S&P INTL SMLCP   78463X871    1,275   50,325          SOLE                 50,325      0       -
SPDR SERIES TRUST            BARCLYS YLD ETF  78464A417      349    9,000          SOLE                  9,000      0       -
SPDR SERIES TRUST            DJ REIT ETF      78464A607   26,247  533,371          SOLE                529,121      0   4,250
SPDR SERIES TRUST            BRCLYS 1-3MT ETF 78464A680    6,651  145,000          SOLE                145,000      0       -
SPDR SERIES TRUST            SPDR KBW BK ETF  78464A797    7,801  368,484          SOLE                358,309      0  10,175
SPDR GOLD TRUST              GOLD SHS         78463V107      948    8,835          SOLE                  8,835      0       -
VANGUARD WORLD FD            EXTENDED DUR     921910709      509    6,450          SOLE                  6,450      0       -
VANGUARD BD INDEX FD INC     TOTAL BND MRKT   921937835    6,690   85,121          SOLE                 81,071      0   4,050
VANGUARD INTL EQUITY INDEX F ALLWRLD EX US    922042775      492   11,275          SOLE                 11,275      0       -
VANGUARD INTL EQUITY INDEX F EMR MKT ETF      922042858    2,180   53,160          SOLE                 51,360      0   1,800
VANGUARD INDEX FDS           REIT ETF         922908553    5,645  126,170          SOLE                126,170      0       -


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
VANGUARD INDEX FDS           MID CAP ETF      922908629    1,746   29,120          SOLE                 24,370      0   4,750
VANGUARD INDEX FDS           LARGE CAP ETF    922908637    2,589   51,095          SOLE                 51,095      0       -
VANGUARD INDEX FDS           SMALL CP ETF     922908751      753   13,135          SOLE                  7,635      0   5,500


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